Cash, cash equivalents and short-term time deposits	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and short-term time deposits	Cash, cash equivalents and short-term time deposits

in CHF thousands	2022	2021
Cash at bank in CHF	67,611	44,621
Cash at bank in EUR	7,685	20,313
Cash at bank in USD	12,520	5,821
Cash at bank in GBP	130	1,058
Total cash at bank at December 31	87,946	71,813

Short-term time deposits in CHF	110,000	20,000
Short-term time deposits in EUR	4,938	—
Short-term time deposits in USD	46,260	41,000
Total short-term deposits at December 31	161,198	61,000
The short-term time deposits denominated in CHF at December 31, 2022 contained six positions with three Swiss banks, the short-term time deposits denominated in USD contained three positions with three Swiss banks and the short-term time deposits denominated in EUR contained one position with one Swiss bank. The short-term time deposits in CHF at December 31, 2021 contained one position with one Swiss bank and the short-term time deposits denominated in USD contained three positions with two Swiss banks. Please also refer to note 25.